Capital structure and financing - C.7.4. Call and put options (Details) - USD ($) $ in Millions	Aug. 29, 2019	Dec. 31, 2020	Dec. 31, 2019		Dec. 13, 2018
Disclosure of detailed information about business combination [line items]
Add (less) derivatives related to debt (note D.1.2.)		$ (12)	$ 17
Put option liability		262	$ 264	[1]
Option contract
Disclosure of detailed information about business combination [line items]
Notional amount		$ 3
Cable Onda S.A
Disclosure of detailed information about business combination [line items]
Percentage ownership held by non-controlling interest	20.00%
Add (less) derivatives related to debt (note D.1.2.)					$ 239
Threshold for ownership percentage of counterparty to make call option exercisable	10.00%
Enterprise value of acquired entity	$ 1,460
Interest rate on put option	5.00%
Interest rate on call option	10.00%

[1]	The consolidated statement of financial position at December 31, 2019 has been restated after finalization of the purchase accounting of our acquisitions in Nicaragua and Panama (note A.1.2.).